Consolidated Statements of Shareholders' Equity (Deficit) (USD $) In Thousands	Total	Share Capital [Member]	Accumulated other comprehensive (loss) income [Member]	Additional paid-in capital [Member]	Deficit [Member]
Beginning balance at Mar. 31, 2012		$ 696,399	$ (10,782)	$ 34,109	$ (731,335)
Total shareholders' equity (deficit)	(61,016)	692,270	(8,737)	41,281	(785,830)
Participant Equity Loan Plan (note 11)		680		(171)
Other comprehensive income	2,045		2,045
Net income (loss)	(54,495)				(54,495)
Repurchase of common shares (note 11)		(5,435)		4,685
Stock-based compensation expense (Note 12)	3,284	218		3,066
Shares issued under stock plans (note 11)		408		(408)
Ending balance at Mar. 31, 2013	(61,016)	692,270	(8,737)	41,281	(785,830)
Total shareholders' equity (deficit)	(28,971)	694,041	(1,464)	43,738	(765,286)
Participant Equity Loan Plan (note 11)		603
Other comprehensive income	7,273		7,273
Net income (loss)	20,544				20,544
Stock-based compensation expense (Note 12)	3,603			3,603
Shares issued under stock plans (note 11)		1,168		(1,146)
Ending balance at Mar. 31, 2014	(28,971)	694,041	(1,464)	43,738	(765,286)
Total shareholders' equity (deficit)	5,455	695,311	2,672	48,630	(741,158)
Participant Equity Loan Plan (note 11)		234
Other comprehensive income	4,136		4,136
Net income (loss)	24,128				24,128
Stock-based compensation expense (Note 12)	5,910			5,910
Shares issued under stock plans (note 11)		1,036		(1,018)
Ending balance at Mar. 31, 2015	$ 5,455	$ 695,311	$ 2,672	$ 48,630	$ (741,158)